OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 5,628	$ 4,284
Accrued expenses	7,048	2,977
Deferred revenues	217	26
Foreign currency forward and options contracts	757
Others	76	22
Other accounts payable and accrued expenses	$ 13,726	$ 7,309